Related party transactions - Summary of transactions with key management personnel (Details) - Executive and corporate officers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related-party transactions
Short-term benefits	€ 1,995	€ 1,897	€ 1,517
Post-employment benefits	101	(14)	92
Share-based payment	1,584	1,077	907
Net total	€ 3,680	€ 2,960	€ 2,516